CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit for the year	$ 20,381	$ 19,356	$ 18,678
Items that will not be reclassified subsequently to the consolidated income statement:
Remeasurement of defined benefit obligation for the year	(1,673)	260	666
Changes in the fair value of equity instruments at fair value through other comprehensive income	107	(13)
Changes in the fair value attributable to change in the credit risk of financial liabilities designated at fair value through profit or loss	26	(35)
Income tax	462	(64)	(200)
Total of items that will not be reclassified subsequently to the consolidated income statement	(1,078)	148	466
Financial assets at fair value through other comprehensive income:
Valuation adjustments, FVTOCI	4,108	(1,226)
Amounts reclassified to consolidated income statement, FVTOCI	(189)	69
Impairment of debt instruments accounted at fair value through other comprehensive income		2
Income tax, FVTOCI	(980)	371
Available-for-sale financial assets:
Valuation adjustments, AFS			1,932
Amounts reclassified to consolidated income statement, AFS			(9)
Income tax, AFS			(477)
Cash flow hedges:
Valuation adjustments, cash flow hedge	29	(882)	(1,585)
Amounts reclassified to consolidated income statement, Cash flow hedge	(9)	(40)	118
Income tax, Cash flow hedge	(6)	276	440
Total of items that may be reclassified subsequently to the consolidated income statement	2,953	(1,430)	419
Other comprehensive income/(loss) for the year, net of income tax	1,875	(1,282)	885
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	22,256	18,074	19,563
Attributable to the Parent	$ 22,256	18,071	$ 19,563
Attributable to non-controlling interests		$ 3